Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair Value Measurements
Summary of financial instruments measured at fair value

	September 30, 2016			December 31, 2015
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities	$—	$—	$—	$1,181	$—	$—
Liabilities
Long-term debt	—	—	795,364	—	—	1,055,045
Interest rate cap agreements	—	3,498	—	—	3,396	—
Total	$—	$3,498	$795,364	$1,181	$3,396	$1,055,045

	December 31, 2015			December 31, 2014
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets:
Available‑for‑sale securities	$1,181	$—	$—	$1,582	$—	$—
Liabilities
Long‑term debt	—	—	1,055,045	—	—	1,061,165
Interest rate cap agreements	—	3,396	—	—	1,099	—
Total	$—	$3,396	$1,055,045	$—	$1,099	$1,061,165